Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Cash flows from operating activities
Cash (used in)/generated from operations	$ (28,510)	$ (24,845)	$ (21,140)
Movement on foreign exchange	(1,043)	(9,281)	(11,685)
Net cash (used in)/generated from operating activities	(29,553)	(34,126)	(32,825)
Cash flows from (used in) investing activities [abstract]
Interest received	1,232	930	41
Capital expenditure on property, plant and equipment	(33)	(6)	(712)
Capital expenditure on intangibles	(516)	(3,322)	(15,411)
Net cash (used in) investing activities	683	(2,398)	(16,082)
Cash flows from (used in) financing activities [abstract]
Proceeds from issue of shares	37,183	13,076	45,080
Shares issued on exercise of warrants	10,000
Proceeds from government grants	249	1,331	1,372
Payment of principal on lease liabilities	(250)	(3,051)	(1,315)
Payments of interest portion of lease liabilities	(48)	(168)	(284)
Net cash generated from financing activities	47,134	11,188	44,853
Net increase/(decrease) in cash and cash equivalents	18,264	(25,336)	(4,054)
Cash and cash equivalents at beginning of period	18,705	44,455	48,966
Foreign exchange on cash and cash equivalents	9	(414)	(457)
Cash and cash equivalents at end of period	$ 36,978	$ 18,705	$ 44,455